Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of business combinations [text block] [Abstract]
Schedule of common shares issued in Business combination
	2020
	No. of shares	Par value of 0.01 USD
		USD ‘000
Common shares issued to former shareholders of IGI	29,751,444	298
Common shares issued to former stockholders of Tiberius *	15,674,807	157
Unvested shares transferred to certain former shareholders of IGI	1,170,348	12
Unvested Tiberius Founder shares	1,842,152	18
	48,438,751	485

Schedule of fair value of the equity instruments
	2020
Equity Instruments	No. of shares/warrants	Fair value per share/warrant	Fair value
		USD	USD ‘000
Common shares	14,554,807	6.85	99,715
Vested Founder shares subject to one year lock-up restriction post Business Combination closing date	1,120,000	6.39	7,156
Unvested Tiberius Founder shares	1,842,152	3.48	6,407
Total Value of Consideration			113,278

Schedule of tiberius net assets acquired
Description	USD ‘000
Cash proceeds received	120,821
Less: liabilities assumed in the form of the Public Warrants (12,750,000 Public Warrants at fair value of USD 0.53 per warrant)	(6,807)
Net assets acquired	114,014

Schedule of fair value of the equity instruments
Description	USD ‘000
Value of Consideration	113,278
Less: net assets acquired	(114,014)
Bargain	(736)